Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2023
Accounting Policies [Abstract]
Basis of presentation	Basis of presentation The accompanying consolidated financial statements have been prepared in accordance with United States generally accepted accounting principles (“U.S. GAAP”).
Principles of consolidation
Principles of consolidation
The consolidated financial statements of the Group include the financial statements of the Company, its subsidiaries, the VIE and the VIE’s subsidiaries for which the Company is the primary beneficiary of the VIE. All significant intercompany balances and transactions have been eliminated upon consolidation.

Use of estimates
Use of estimates
The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosures of contingent assets and liabilities at the balance sheet dates and the reported amounts of revenue and expenses during the reporting periods. Significant estimates and assumptions reflected in the Group’s consolidated financial statements include, but are not limited to, allowance for credit loss, inventory provision, standalone selling prices of performance obligations, impairment of long-lived assets, the fair value of share-based awards, percentage of completion for research and developments service contracts and breakage income from central laboratory business. Management bases the estimates on historical experience and various other assumptions that are believed to be reasonable, the results of which form the basis for making judgments about the carrying values of assets and liabilities. Actual results could materially differ from those estimates.

Comparative Information
Comparative Information
The unrecognized tax benefits related to the adjustment of transfer pricing is classified under “Unrecognized tax benefits” rather than “Non-deductible expenses”, the benefits related to PRC preferential tax rates for HNTE is classified under “Effect of PRC preferential tax rates” rather than “Effect of tax rate differential”, and the provision to return difference is classified under “Provision to return” rather than “Non-deductible expenses” for the year ended December 31, 2023.
This reclassification has been retrospectively applied to all prior periods presented. Certain produced content related disclosures presented in Note 14 have been adjusted to conform with the current year’s presentation to facilitate comparison.

Foreign currency translation
Foreign currency translation
The functional currency of the Company and BR Hong Kong Limited is US$. The functional currency of the Company’s PRC subsidiaries, the VIE and the VIE’s subsidiaries is RMB. The determination of the respective functional currency is based on the criteria stated in ASC 830,
Foreign Currency Matters
. The Company uses RMB as its reporting currency. The financial statements of the Company and the Company’s subsidiary outside PRC are translated from the functional currency to the reporting currency.
Transactions denominated in foreign currencies are remeasured into the functional currency at the exchange rates quoted by the People’s Bank of China (the “PBOC”) prevailing on the transaction dates. Monetary assets and liabilities denominated in foreign currencies are re-measured
at the exchange rates prevailing at the balance sheet date.
Non-monetary
items that are measured in terms of historical costs in foreign currency are re-measured
using the exchange rates at the dates of the initial transactions. Exchange gains and losses are included in the consolidated statements of comprehensive loss.
Assets and liabilities are translated at the exchange rates at the balance sheet date, equity accounts are translated at historical exchange rates and revenues, expenses, gains and losses are translated using the average rate for the year. Translation adjustments are reported as accumulated comprehensive loss and are shown as a separate component of other comprehensive loss in the consolidated statements of comprehensive loss.

Convenience translation
Convenience translation
Translations of amounts from RMB into US$ for the convenience of the reader have been calculated at the exchange rate of RMB
7.0999
per US$1.00 on December

29, 2023, as published on the website of the United States Federal Reserve Board. No representation is made that the RMB amounts could have been, or could be, converted, realized or settled into US$ at such rate or at any other rate.

Cash and cash equivalents
Cash and cash equivalents
Cash and cash equivalents primarily consist of cash and demand deposits which are highly liquid. The Group considers highly liquid investments that are readily convertible to known amounts of cash and with original maturities from the date of purchase of three months or less to be cash equivalents. All cash and cash equivalents are unrestricted as to withdrawal and use.

Restricted cash
Restricted cash
Restricted cash primarily represents deposits required by the Group’s commercial banks. The Group presents restricted cash within the ending cash, cash equivalents and restricted cash balance on the consolidated statements of cash flows for all periods presented.

Accounts receivable, contract assets and allowance for credit losses
Accounts receivable, contract assets and allowance for credit losses
The Group recognizes contract assets when it satisfies its performance obligations before the customer pays consideration or before payment is due. The Group transfers contract assets to “accounts receivable” when its right to payment becomes unconditional.
The Group records the allowance for credit losses as an offset to accounts receivable and contract assets, with estimated credit losses charged to “General and administrative expenses” in the consolidated statements of comprehensive loss. The Group assesses credit loss by reviewing accounts receivable and contract assets on a collective basis where similar characteristics exist, primarily based on similar business segments, service or product offerings and on an individual basis when the Group identifies specific customers with known disputes or collectability issues. The Group applies a migration roll rate method that considers historical collectability based on past due status, the age of the accounts receivable and contract asset balances, credit quality of the Group’s customers based on ongoing credit evaluations, current economic conditions, and reasonable and supportable forecasts of future economic conditions and other factors that may affect the Group’s ability to collect from customers. The Group writes off accounts receivable and contract assets are deemed uncollectible when after all collection efforts have ceased.

Inventories
Inventories
Inventories consist of raw materials, work in progress and finished goods which are stated at the lower of cost and net realizable value. Cost of inventories is determined using the weighted average cost method. Adjustments to reduce the cost of inventory to its net realizable value are made, if required, for decreases in sales price, obsolescence, or similar reductions in the estimated net realizable value, and are recorded in cost of sales.

Investment
Investments
The Group’s investments consist of equity method investment and convertible note receivables. The classification of an investment is determined based on the nature of the investment, the Group’s ability and intent to hold the investment, and the degree to which the Group may exercise influence over the investee.
Equity method investment represent investment of 20.29% equity interest in EaSuMed Holding Ltd. for US$363. The Group exercised significant influence over the investee with its one seat on the board of directors and accounted for its investment under the equity method. The Group recognized losses from equity method investment of RMB483, RMB294 and RMB361 (US$51) for the years ended December 31, 2021, 2022 and 2023, respectively. No impairment loss was recognized for the years presented.
In June 2022, the Group extended a three-year RMB5,000 (US$704) loan to a private biotech company with interest of the note was 4%. The Group can convert the loan principal into equity if the borrower completes a qualified equity financing at any point during the term of the loan. The conversion price will be identical to investors in the subsequent equity financing. The Group elected fair value option method of accounting for the convertible note receivable under ASC 825. Accordingly, the Group remeasures the convertible note receivable on a recurring basis, with fair value changes recorded in other income, net. The Group recorded gains of RMB105 and RMB215 (US$30) for the years ended December 31, 2022 and 2023, respectively.

Fair value measurements
Fair value measurements
The Group applies ASC 820,
Fair Value Measurements and Disclosures
. ASC 820 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. ASC 820 requires disclosures to be provided for fair value measurements. ASC 820 establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value as follows:
Level 1—Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.
Level 2—Includes other inputs that are directly or indirectly observable in the marketplace.
Level 3—Unobservable inputs which are supported by little or no market activity.
ASC 820 describes three main approaches to measuring the fair value of assets and liabilities: (1) market approach; (2) income approach; and (3) cost approach. The market approach uses prices and other relevant information generated from market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts to a single present value amount. The measurement is based on the value indicated by current market expectations about those future amounts. The cost approach is based on the amount that would currently be required to replace an asset.
The Group holds convertible note receivable issued by a private biotech company. The Group has elected the fair value option method of accounting for the convertible notes. Accordingly, the convertible note receivable was remeasured at fair value on a recurring basis using Level 3 inputs.
The carrying amounts of cash and cash equivalents, restricted cash, accounts receivable, contract assets and accounts payable approximate their fair values because of their generally short maturities. The carrying amounts of other non-current
liabilities and lease liabilities approximate their fair values since they bear interest at rates which approximate market interest rates.

The Group did not transfer any assets or liabilities in or out of Level 3 during the years ended December 31, 2022 and 2023. There were no financial assets and liabilities measured and recorded at fair value on a non-recurring
basis as of December 31, 2022 and 2023.

Property and equipment, net
Property and equipment, net
Property and equipment are stated at cost less accumulated depreciation. Depreciation is computed using the straight-line method over the estimated useful lives of the assets as follows:

Category	Estimated Useful Life
Machinery and laboratory equipment	5 years
Vehicles	6 years
Furniture and tools	5 years
Electronic equipment	3 years
Leasehold improvements	Lesser of lease terms or estimated useful lives of the assets
Repair and maintenance costs are charged to expense as incurred, whereas the cost of renewals and betterments that extend the useful lives of property and equipment are capitalized as additions to the related assets. Retirements, sales and disposals of assets are recorded by removing the cost and accumulated depreciation accounts with any resulting gain or loss reflected in the consolidated statements of comprehensive loss.
Direct costs that are related to the construction of property and equipment and incurred in connection with bringing the assets to their intended use are capitalized as construction in progress. Construction in progress is transferred to specific property and equipment, and the depreciation of these assets commences when the assets are ready for their intended use.

Repair and maintenance costs are charged to expense as incurred, whereas the cost of renewals and betterments that extend the useful lives of property and equipment are capitalized as additions to the related assets. Retirements, sales and disposals of assets are recorded by removing the cost and accumulated depreciation accounts with any resulting gain or loss reflected in the consolidated statements of comprehensive loss.
Direct costs that are related to the construction of property and equipment and incurred in connection with bringing the assets to their intended use are capitalized as construction in progress. Construction in progress is transferred to specific property and equipment, and the depreciation of these assets commences when the assets are ready for their intended use.

Intangible assets, net
Intangible assets, net
Intangible assets are carried at cost less accumulated amortization and any recorded impairment. Intangible assets with finite useful lives are amortized using a straight-line method of amortization that reflects the estimated pattern in which the economic benefits of the intangible asset are to be consumed. The estimated useful life for the intangible assets is as follows:

Category	Estimated Useful Life
Computer software	3 years
The Group does not have any indefinite-lived intangible assets.

Impairment of long-lived assets
Impairment of long-lived assets
The Group evaluates the recoverability of its long-lived assets, including fixed assets, operating right-of-use
assets and intangible assets with finite lives, for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be fully recoverable. When these events occur, the Group measures impairment by comparing the carrying amount of the assets to the estimated undiscounted future cash flows expected to result from the use of the assets and their eventual disposition. If the sum of the expected undiscounted cash flows is less than the carrying amount of the assets, the Group recognizes an impairment loss based on the excess of the carrying amount of the assets over their fair value. Fair value is generally determined by discounting the cash flows expected to be generated by the assets, when the market prices are not readily available. The adjusted carrying amount of the assets is the new cost basis and is depreciated over the assets’ remaining useful lives. Long-lived assets are grouped with other assets and liabilities at the lowest level for which identifiable cash flows are largely independent of the cash flows of other assets and liabilities.
No impairment loss was recorded for the years ended December 31, 2021, 2022 and 2023.

Segment reporting
Segment reporting
In accordance with ASC 280,
Segment Reporting
. The Group’s chief operating decision maker (“CODM”) has been identified as the Chief Executive Officer. The Group’s CODM evaluates segment performance based on revenues and gross profit by the operating segments of central laboratory business, in-hospital
business and pharma research and development services. Substantially all of the Group’s revenues are derived from the PRC.

Revenue recognition
Revenue recognition
The Group derives revenues from its central laboratory business, in-hospital
business and pharma research and development services. The Group recognizes revenue to depict the transfer of promised products or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those products or services. For businesses that enter primarily short-term contracts, the Group applies the practical expedient which allows costs to obtain a contract to be expensed when incurred if the amortization period of the assets that would otherwise have been recognized is one year or less.
Revenue from central laboratory business
Revenue from central laboratory business is primarily generated through the sales of the Group’s cancer therapy selection test, to individual patient customers. The individual patient prepays the consideration in full and the transaction price for each contract is fixed at contract inception. The patient can choose to purchase a single cancer therapy selection test, as a package which consisting of multiple cancer therapy selection tests of the same type or a combination of different types of cancer therapy selection tests. Each cancer therapy selection test represents a single performance obligation. Revenue is allocated to each performance obligation based on the relative standalone selling price method. The Group records revenue at a point in time, when each cancer therapy selection testing report is delivered to the patient.
The Group launched cancer therapy selection testing packages (“Monitoring Packages”) in 2017. Each monitoring package contain a fixed number of the same type cancer therapy selection test which can be used up to two years from purchase date. The portion of the cancer therapy selection tests within the Monitoring Packages are not expected to be used by the patient prior to expiration based on historical usage rates are referred to as a “breakage”. The Group recognizes the expected breakage amount as revenue in proportion to the total number of tests expected to be performed for patients prior to the expiration date. If the Group is not expected to be entitled to a breakage amount due to the lack of historical experience, the expected breakage amount is recognized as revenue at the end of the two-year
period when the monitoring package expires. The Group evaluates its breakage estimates periodically based upon its historical experience with each type of Monitoring Packages recent usage pattern prior to the expiration period. The historical usage rates may not be reflective of the actual usage rates due to changes in patient behavior and medical advancements. The determination of whether the Group has accumulated sufficient historical experience to determine breakage amount and changes in the actual patients’ usage rates may significantly impact on the amount of breakage revenue recognized for the period. The Group recognized breakage income of RMB14,177, RMB26,392 and RMB10,924 (US$1,539) for the years ended December 31, 2021, 2022 and 2023, respectively.

Revenue from
in-hospital
business
Revenue from
in-hospital
business is primarily generated through reagent kit sales and providing facilitation services for laboratory equipment sold to hospitals. The Group manufactures the reagent kits and sells to the hospitals when the hospitals submit a purchase order. Each reagent kit represents a single performance obligation. The Group does not provide rights of return for the reagent kits sold other than returns of defective products. Returns for defective products were not material for the periods presented. The contracts with hospital customers from reagent kit sales of in-hospital
business often contain bundles of reagent kits to customers. Each kit represents a single performance obligation. The Group allocates the transaction price to each kit on a relative standalone selling price basis using the expected cost plus a margin method. The Group estimates the standalone selling price based on its pricing strategies considering market conditions, entity-specific factors, product mix sold to customers over time and the Group’s expected gross margin for different customers.
The Group recognizes revenue on the sales of reagent kits at a point in time when the reagent kits are delivered to the hospital customers.
For the facilitation services, the Group purchases the laboratory equipment from third-party suppliers when the hospital submits purchase request and resells the laboratory equipment to the hospital. The Group acts as an agent in facilitating laboratory equipment sales as it does not control the laboratory equipment prior to its delivery to the hospitals and does not have inventory risks. The facilitation services for each piece of laboratory equipment represents a single performance obligation. The Group records revenue on a net basis at the point in time when the Group has completed its facilitation services.

Revenue from pharma research and development services
The Group provides pharma research and development services to pharmaceutical companies for developing new targeted therapies and immunotherapies on various types of cancers and to hospitals for their studies on cancer diagnosis and treatment. The pharma research and development services include a range of cancer therapy selection testing services, analytical validation services and project management services. The Group will deliver an analysis report upon the completion of services. The testing services, analytical validation services and project management services are not distinct within the context of the contract because the Group is using these services as inputs to produce the analysis report. The Group recognizes services revenue over the period in which these services are provided because the Group does not create an asset with alternative use to the Group and the Group has an enforceable right to payment for the performance completed to date. The Group recognizes revenue using an output method to measure progress that utilizes cancer therapy selection testing performed to date as its measure of progress.
The Group also provides companion diagnostics development service to pharmaceutical companies. The Group recognizes revenue using an input method to measure progress for these arrangements. The Group determined the pattern of revenue recognition over time would most faithfully represent the economic value of the companion diagnostics services being provided based on the external costs incurred over the term of the development and clinical validation phases of the project.
Pharmaceutical companies may also separately engage the Group to perform multiple cancer therapy selection tests without an analysis of the test results. Each therapy selection test is capable of being distinct and separately identifiable from other promises in the contracts and therefore, represent distinct performance obligations. Revenue is allocated to each cancer therapy selection test using a relative standalone selling price basis. The Group records revenue at a point in time, when each cancer therapy selection test result is delivered to the pharmaceutical companies and hospitals.

Contract assets and liabilities
Contract assets mainly represent unbilled amounts related to the Group’s rights to consideration for reagent kits as the Group has an unconditional right to bill customers only upon delivery of all reagent kits delivered. Contract assets decreased RMB19,009 (US$2,677) compared to December 31, 2022 because the Group recorded provision for credit losses
of RMB23,020 (US$3,242) for the year ended December 31, 2023.
The Group records a contract liability, which is presented as “deferred revenue” on the consolidated balance sheets when a customer pays consideration before the Group provides products or services. The decrease in deferred revenue of RMB17,096 (US$2,408) compared to December 31, 2022 is a result of the decrease in payments from the Group’s customers due to the business reduction. The Group receives payments from customers based on the billing schedule established in their contracts. Revenue recognized that was included in deferred revenue balance at the beginning of the period was RMB34,140, RMB66,198 and RMB56,514 (US$7,960) for the years ended December 31, 2021, 2022 and 2023, respectively.
The transaction prices allocated to the remaining performance obligations (unsatisfied or partially satisfied) as of December 31, 2022 and 2023 were
RMB393,803 and RMB577,266 (US$81,306),
respectively. RMB418,151 (US$58,895) of transaction prices allocated to the remaining performance obligations are expected to be recognized as revenue after one year. All the other amounts of transaction prices allocated to the remaining performance obligations are expected to be recognized as revenue within one year. The amounts disclosed above do not include variable consideration which is constrained.
Value added taxes and related surcharges
The Group is subject to value added tax (the “VAT”) that is imposed on and concurrent with the revenues earned for services provided in the PRC. The Group’s applicable value added tax rate is 6% or 13%.
The Group excludes VAT from the measurement of transaction price because the Group is collecting the VAT on behalf of tax authorities. The Group is also subject to surcharges on VAT payments in accordance with PRC law, which is recorded as cost of revenue. Surcharges are recorded when incurred because they are not imposed on and concurrent with a specific revenue arrangement and were immaterial for the years ended December 31, 2021, 2022 and 2023, respectively.

Research and development expenses
Research and development expenses
Research and development expenses include external and internal expenses. External expenses include clinical and non-clinical
activities performed by contract research organizations. Internal expense primarily consists of salaries and benefits for research and development personnel and the cost of materials for research and development projects and products. The Group expenses internal research and development costs as they are incurred. The Group estimates liabilities for external research and development expenses in order to match the recognition of expenses to the period in which the actual services are received. As such, accrued liabilities related to third party research and development activities are recognized based upon their estimate of services received and degree of completion of the services in accordance with the specific third-party contract.

Government subsidies
Government subsidies
Government subsidies primarily consist of financial subsidies received from provincial and local governments for operating a business in their jurisdictions and compliance with specific policies promoted by the local governments. The government subsidies with certain operating conditions are recorded as liabilities when received and will be recorded as a reduction of the related expense when the conditions are met. The government subsidies with no further conditions to be met are recorded as other income when received. Where the grant relates to an asset, it is recognized as deferred government grant and released to the consolidated statements of comprehensive loss in equal amounts over the expected useful life of the related asset as a reduction of the related expense.
Government assistances received by the Group were in the form of cash and primarily to support the Group’s operating activities. Government subsidies received were recorded as a reduction of expenses and cost by the straight-line method. As of December 31, 2022 and 2023, accrued liabilities and other current liabilities related to the government assistance received prior to conditions being met was RMB663 and RMB1,090 (US$154), respectively. For the years ended December 31, 2021, 2022 and 2023, RMB1,871, RMB2,337 and RMB663 (US$93) was recorded as a reduction of research and development expenses, respectively.

Leases
Leases
The Group leases office space, employee dormitories and equipment. The Group’s offices and facility leases generally have lease terms between 4 months to 6 years. The Group’s lease agreements are with fixed lease payments and do not contain variable lease payments or material residual value guarantees. The Group’s leases do not contain restrictions or covenants that restrict the Group from incurring other financial obligation.

The Group (as the lessee) classifies its leases as operating or financing lease at inception in accordance with the recognition criteria in ASC
842-20-25-2.
The Group classifies a lease as a finance lease if the lease meets any one of the following criteria: a) the leases transfers ownership of the underlying asset to the lessee by the end of the lease term, b) the leases grants the lessee an option to purchase the underlying asset that the lessee is reasonably certain to exercise, c) the lease term is for a major part of the remaining economic life of the underlying asset, d) the present value of the sum of the lease payments and any residual value guaranteed by the lessee that is not already included in the lease payments equals or exceeds substantially all of the fair value of the underlying asset or e) the underlying asset is of such a specialized nature that it is expected to have no alternative use to the lessor at the end of the lease term. The Group classifies a lease as an operating lease when it does not meet any one of these criteria. The Group’s lease portfolio consists entirely of operating leases as of December 31, 2022 and 2023.
At the commencement date of an operating lease, the Group recognizes a right-of-use
(“ROU”) asset and a lease liability based on the present value of the lease payments over the lease term on the consolidated balance sheets. Lease expense is recorded on a straight-line basis over the lease term. As the Group’s leases do not provide an implicit rate, the Group estimates its incremental borrowing rate based on the information available at the commencement date in determining the present value of lease payments. In estimating its incremental borrowing rate, the Group considers its credit rating, nature of underlying asset, and publicly available data of borrowing rates for loans of similar amount, currency and term as the lease. Leases often include options to extend and lease terms include such extended terms when the Group is reasonably certain to exercise those options. Lease terms also include periods covered by options to terminate the leases when the Group is reasonably certain not to exercise those options. The Group also elected to exempt short-term leases of 12 months or less from balance sheet recognition requirements associated with ASC 842. The Group recognizes fixed rental payments for these short-term leases as a straight-line expense over the lease term.

Comprehensive loss
Comprehensive loss
Comprehensive loss is defined as the changes in equity of the Group during a period from transactions and other events and circumstances excluding transactions resulting from investments by shareholders and distributions to shareholders. Accumulated other comprehensive loss of the Group includes foreign currency translation adjustments related to the Group and its overseas subsidiaries, whose functional currency is US$.

Income taxes
Income taxes
The Group follows the liability method of accounting for income taxes in accordance with ASC 740,
Income Taxes
(“ASC 740”). Under this method, deferred tax assets and liabilities are determined based on the difference between the financial reporting and tax bases of assets and liabilities using enacted tax rates that will be in effect in the period in which the differences are expected to reverse. The Group records a valuation allowance to offset deferred tax assets if based on the weight of available evidence, it is more likely than not that some portion, or all, of the deferred tax assets will not be realized. The effect on deferred taxes of a change in tax rate is recognized in tax expense in the period that includes the enactment date of the change in tax rate.
The Group evaluates its uncertain tax positions using the provisions of ASC 740, which prescribes a recognition threshold that a tax position is required to meet before being recognized in the consolidated financial statements. The Group recognizes in the consolidated financial statements the benefit of a tax position which is “more likely than not” to be sustained under examination based solely on the technical merits of the position assuming a review by tax authorities having all relevant information. Tax positions that meet the recognition threshold are measured using a cumulative probability approach, at the largest amount of tax benefit that has a greater than fifty percent likelihood of being realized upon settlement. It is the Group’s policy to recognize interest and penalties related to unrecognized tax benefits, if any, as a component of income tax expenses.

Income taxes
The Group follows the liability method of accounting for income taxes in accordance with ASC 740,
Income Taxes
(“ASC 740”). Under this method, deferred tax assets and liabilities are determined based on the difference between the financial reporting and tax bases of assets and liabilities using enacted tax rates that will be in effect in the period in which the differences are expected to reverse. The Group records a valuation allowance to offset deferred tax assets if based on the weight of available evidence, it is more likely than not that some portion, or all, of the deferred tax assets will not be realized. The effect on deferred taxes of a change in tax rate is recognized in tax expense in the period that includes the enactment date of the change in tax rate.
The Group evaluates its uncertain tax positions using the provisions of ASC 740, which prescribes a recognition threshold that a tax position is required to meet before being recognized in the consolidated financial statements. The Group recognizes in the consolidated financial statements the benefit of a tax position which is “more likely than not” to be sustained under examination based solely on the technical merits of the position assuming a review by tax authorities having all relevant information. Tax positions that meet the recognition threshold are measured using a cumulative probability approach, at the largest amount of tax benefit that has a greater than fifty percent likelihood of being realized upon settlement. It is the Group’s policy to recognize interest and penalties related to unrecognized tax benefits, if any, as a component of income tax expenses.

Share-based compensation
Share-based compensation
The Group applies ASC 718,
Compensation — Stock Compensation
(“ASC 718”), to account for its employee share-based payments awards granted to certain directors, executives and employees. Share options granted are classified as equity awards and are measured based on the grant date fair value of the equity instrument issued. For employee awards with only service condition, the Group records compensation costs using the straight-line method over the requisite service period, which is generally the vesting period of the options, with a corresponding impact reflected in additional paid-in
capital. For employee awards with service condition and performance condition that has a graded vesting schedule, the Group records compensation costs on a tranche-by-tranche
basis, with a corresponding impact reflected in additional
paid-in
capital. For employee awards with service condition and market condition, the Group records compensation costs on a tranche-by-tranche
basis, over the earlier of the derived service period or the requisite service period, with a corresponding impact reflected in additional paid-in
capital. The Group estimates an award’s derived service period based on the best estimate of the period over which an award’s vesting conditions will be achieved. If the market-based vesting conditions are not met and the market-based award is cancelled, the expense will not be reversed unless the market-based award is forfeited. The Group accounts for forfeitures as they occur.

Modification, replacements or cancellation of awards
A change in any of the terms or conditions of the awards, or cancellation of a share-based award accompanied by the concurrent grant of a replacement award is accounted for as a modification of the award. Incremental compensation cost is measured as the excess, if any, of the fair value of the modified award over the fair value of the original award immediately before its terms are modified, measured based on the fair value of the awards and other pertinent factors at the modification date. The Group recognizes over the remaining requisite service period, the sum of the incremental compensation cost and the remaining unrecognized compensation cost for the original award on the modification date.

Loss per share
Loss per share
In accordance with ASC 260,
Earnings Per Share
, basic loss per share is computed by dividing net loss attributable to ordinary shareholders by the weighted average number of ordinary shares outstanding during the year. Diluted loss per share is calculated by dividing net loss attributable to ordinary shareholders, as adjusted for the effect of dilutive ordinary equivalent shares, if any, by the weighted average number of ordinary and dilutive ordinary equivalent shares outstanding during the period. Ordinary equivalent shares include ordinary shares issuable upon the exercise of share options, using the treasury stock method. Ordinary share equivalents are excluded from the computation of diluted earnings per share if their effects are anti-dilutive.

Treasury stock policy
Treasury stock
The Company accounts for treasury stock using the cost method. Under this method, the cost incurred to purchase the shares is recorded in “Treasury stock” on the consolidated balance sheets. At retirement of the treasury stock, the ordinary shares account is charged only for the aggregate par value of the shares. The excess of the acquisition cost of treasury stock over the aggregate par value is charged to retained earnings.

Employee defined contribution plan
Employee defined contribution plan
As stipulated by the regulations of the PRC, full-time employees of the Group are entitled to staff welfare benefits including medical care, welfare subsidies, unemployment insurance and pension benefits through a PRC government-mandated multi-employer defined contribution plan. The Group is required to accrue for these benefits based on certain percentages of the qualified employees’ salaries. The Group is required to make contributions to the plans out of the amounts accrued. The PRC government is responsible for the medical benefits and the pension liability to be paid to these employees and the Group’s obligations are limited to the amounts contributed. The Group has no further payment obligations once the contributions have been paid. The Group recorded employee benefit expenses of RMB70,036, RMB88,293 and RMB 70,230 (US$9,892) for the years ended December 31, 2021, 2022 and 2023, respectively.

Concentration of risks
Concentration of risks
Liquidity risk
The Group incurred a net loss of RMB971.2 million and RMB653.7 million for the years ended December 31, 2022 and 2023, respectively, and net cash used in operating activities was RMB456.8 million and RMB255.8 million for the years ended December 31, 2022 and 2023, respectively. The Group assesses its liquidity by its ability to generate cash from operating activities and implements cost saving measures to control the daily operating costs and expenses.
The Group’s ability to continue as a going concern is dependent on management’s ability to successfully execute its business plan, which includes increasing revenues while controlling operating costs and expenses, as well as generating operational cash flows. The Group believes that the cash and cash equivalents will be sufficient to meet the cash requirements to fund planned operations and other commitments for at least twelve months from the date of issuance of the consolidated financial statements. Therefore, the Group’s consolidated financial statements have been prepared on a going concern basis, which contemplates the realization of assets and liquidation of liabilities in the normal course of business.
Concentration of credit risk
As of December 31, 2023, the Group had RMB615,216 (US$86,651) cash and cash equivalents and restricted cash, 99.99% and 0.01% of which were held by financial institutions in the PRC and international financial institutions outside of the PRC, respectively. The Group regularly monitors the rating of the financial institutions to avoid any potential defaults. There has been no recent history of default in relation to these financial institutions.
Accounts receivable are typically unsecured and denominated in RMB and are derived from revenues earned from reputable customers. As of December 31, 2022, the Group had one customer with a receivable balance exceeding 10% of the total accounts receivable balance. As of December 31, 2023, the Group had no single customer with a receivable balance exceeding 10% of the total accounts receivable balance. The Group manages credit risk of accounts receivable through ongoing monitoring of the outstanding balances.

Concentration of suppliers
A significant portion of the Group’s equipment and raw materials were purchased from its two suppliers, who collectively accounted for 44%, 50% and 65% of the Group’s total equipment and raw materials purchases for the years ended December 31, 2021, 2022 and 2023, respectively. A significant interruption by these suppliers in the delivery of equipment and raw materials could impair the Group’s ability to deliver the products and service and could materially adversely impact its consolidated statements of loss and other comprehensive loss and consolidated statements of financial position. The Group minimize such risk by introducing alternative suppliers to ensure a constant supply.
Business and economic risk
The Group believes that changes in any of the following areas could have a material adverse effect on the Group’s future consolidated financial position, results of operations or cash flows: changes in the overall demand for services; competitive pressures due to new entrants; advances and new trends in new technologies and industry standards; changes in certain strategic relationships; regulatory considerations and risks associated with the Group’s ability to attract employees necessary to support its growth. The Group’s operations could also be adversely affected by significant political, regulatory, economic and social uncertainties in the PRC.
Currency convertibility risk
Substantially all of the Group’s businesses are transacted in RMB, which is not freely convertible into foreign currencies. All foreign exchange transactions continue to take place either through the People’s Bank of China (“PBOC”) or other banks authorized to buy and sell foreign currencies at the exchange rates quoted by the PBOC. Approval of foreign currency payments by the PBOC or other institutions requires submitting a payment application form together with suppliers’ invoices, shipping documents and signed contracts.
Foreign currency exchange rate risk
From July 21, 2005, the RMB is permitted to fluctuate within a narrow and managed band against a basket of certain foreign currencies. For US$ against RMB, there was depreciation of approximately 2.3%, appreciation of approximately 8.2% and 2.9% in the years ended December 31, 2021, 2022 and 2023 respectively.
The functional currency and the reporting currency of the Company are the US$ and the RMB, respectively. Most of the revenues and costs of the Group are denominated in RMB, while a portion of cash and cash equivalents are denominated in US$. It is difficult to predict how market forces or PRC or U.S. government policy may impact the exchange rate between the Renminbi and the US$ in the future. Any significant fluctuation of the valuation of RMB may materially affect the Group’s cash flows, revenues, earnings and financial position, and the value of any dividends payable on the ADS in US$.

Recently issued accounting pronouncements
Recently issued accounting pronouncements
New accounting standards which have been adopted
In October 2021, the FASB issued ASU
2021-08,
Business Combinations (Topic 805): Accounting for Contract Assets and Contract Liabilities from Contracts with Customers
, which provides guidance on the acquirer’s accounting for acquired revenue contracts with customers in a business combination. The amendments require an acquirer to recognize and measure contract assets and contract liabilities acquired in a business combination at the acquisition date in accordance with ASC 606 as if it had originated the contracts. This guidance also provides certain practical expedients for acquirers when recognizing and measuring acquired contract assets and contract liabilities from revenue contracts in a business combination. The new guidance is required to be applied prospectively to business combinations occurring on or after the date of adoption. This guidance is effective for the Group for fiscal years beginning after December 15, 2022, including interim periods within those fiscal years. Early adoption is permitted. The Group adopted this standard on January 1, 2023. There was no material impact on the Group’s financial position or results of operations upon the adoption.
New accounting standards which have not yet been adopted
In November 2023, the FASB issued ASU
2023-07,
Segment Reporting (Topic 280)—Improvements to Reportable Segment Disclosures,
which focuses on improving reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses. A public entity shall disclose for each reportable segment the significant expense categories and amounts that are regularly provided to the CODM and included in reported segment profit or loss. ASU
2023-07
also requires public entities to provide in interim periods all disclosures about a reportable segment’s profit or loss and assets that are currently required annually. Entities are permitted to disclose more than one measure of a segment’s profit or loss if such measures are used by the CODM to allocate resources and assess performance, as long as at least one of those measures is determined in a way that is most consistent with the measurement principles used to measure the corresponding amounts in the consolidated financial statements. ASU
2023-07
is applied retrospectively to all periods presented in financial statements, unless it is impracticable. This update will be effective for the Group’s fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024. Early adoption is permitted. The Group is currently in the process of evaluating the disclosure impact of adopting ASU
2023-07.
In December 2023, the FASB issued ASU
2023-09,
Income Taxes (Topic 740)—Improvements to Income Tax Disclosures
, which provide more transparency about income tax information through improvements to income tax disclosures primarily related to the rate reconciliation and income taxes paid information. The new guidance is required to be applied on a prospective basis. Retrospective application is permitted. This guidance is effective for the Group for annual periods beginning after December 15, 2024. Early adoption is permitted for annual financial statements that have not yet been issued or made available for issuance. The Group does not expect that the adoption of this guidance will have a material impact on its financial position, results of operations and cash flows.